UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

June 30, 2012 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

TECHNOLOGY — 22.0%
Arris Group, Inc.*	602,800	$8,384,948
Arrow Electronics, Inc.*	2,120,600	69,576,886
Avnet, Inc. *	2,332,000	71,965,520
Interdigital, Inc.	920,648	27,168,323
VEECO Instruments Inc.*	464,900	15,973,964
Western Digital Corporation*	2,016,100	61,450,728
		$254,520,369
OIL FIELD SERVICES — 18.7%
Atwood Oceanics, Inc.*	422,200	$15,976,048
Baker Hughes Incorporated	428,772	17,622,529
Ensco PLC	1,650,800	77,538,076
Helmerich & Payne, Inc.	179,500	7,804,660
Patterson-UTI Energy, Inc.	844,300	12,293,008
Rowan Companies, Inc.*	2,627,200	84,937,376
		$216,171,697
OIL AND GAS EXPLORATION — 10.7%
Cabot Oil & Gas Corporation	189,800	$7,478,120
Cimarex Energy Co.	186,000	10,252,320
Newfield Exploration Company*	1,087,200	31,865,832
Rosetta Resources, Inc.*	1,541,100	56,465,904
SM Energy Company	341,900	16,790,709
		$122,852,885
INDUSTRIAL PRODUCTS — 6.4%
Oshkosh Truck Corporation*	1,266,900	$26,541,555
Trinity Industries, Inc.	1,886,128	47,115,477
		$73,657,032
RETAILING — 4.9%
Foot Locker, Inc.	857,200	$26,213,176
Signet Jewelers Limited*	692,500	30,476,925
		$56,690,101
HEALTHCARE— 2.1%
Amerigroup Corporation*	372,900	$24,577,839

BUSINESS SERVICES — 1.8%
Devry Inc.	682,867	$21,148,391

FINANCIAL — 1.3%
Federated Investors, Inc.	678,600	$14,827,410

BASIC MATERIALS — 1.2%
Reliance Steel & Aluminum Co.	275,308	$13,903,054

TOTAL COMMON STOCKS — 69.1% (Cost $539,824,056)		$798,348,778

U.S. TREASURIES — 19.0%
U.S. Treasury Bill— 0.07% 07/26/12	$170,000,000	$169,994,900
U.S. Treasury Note— 1.375% 01/15/2013	50,000,000	50,318,550
TOTAL U.S. TREASURIES (Cost $220,339,232)		$220,313,450
TOTAL INVESTMENT SECURITIES — 88.1% (Cost $760,163,288)		$1,018,662,228

SHORT-TERM INVESTMENTS — 11.6%
Exxon Mobil Corporation — 0.07% 07/09/12	$44,834,000	$44,833,303
Federal Home Loan Bank
— 0.05% 07/16/12	55,000,000	54,998,854
— 0.08% 08/20/12	25,000,000	24,997,222
State Street Bank Repurchase Agreement — 0.01% 07/02/12
(Collateralized by $8,535,000 Principal Amount U.S. Treasury Note 3.125% 2041, market value $9,205,074)	9,020,000	9,020,005
TOTAL SHORT-TERM INVESTMENTS (Cost $133,849,384)		$133,849,384

TOTAL INVESTMENTS — 99.7% (Cost $894,012,672) — NOTE 2		$1,152,511,612
Other assets and liabilities, net — 0.3%		3,322,115
NET ASSETS — 100.0%		$1,155,833,727

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith, under guidelines adopted by the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$798,348,778	—	—	$798,348,778
U.S. Treasuries	—	$220,313,450	—	220,313,450
Short-Term Investments	—	133,849,384	—	133,849,384
Total Investments	$798,348,778	$354,162,834	—	$1,152,511,612

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$272,131,403
Gross unrealized depreciation:	(13,632,463)
Net unrealized appreciation:	$258,498,940

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       August 28, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       August 28, 2012